Taxes and contribuitions (Tables)	12 Months Ended
Dec. 31, 2020
Taxes and contributions [Abstract]
Taxes and contributions

	December 31, 2020	December 31, 2019
Taxes
Services tax and other (i)	157,066	223,529
Value-added tax on sales and services (ii)	29,678	31,400
Social integration program (iii)	24,984	22,216
Social contribution on revenues (iii)	153,626	136,682
Income tax and social contribution (iv)	6,336	726
Other	8,841	4,489
	380,531	419,042

	December 31, 2020	December 31, 2019
Judicial deposits (v)
Services tax (i)	(150,121)	(108,026)
Value-added tax on sales and services (ii)	(29,114)	(31,028)
Social integration program (iii)	(24,498)	(21,804)
Social contribution on revenues (iii)	(150,756)	(134,180)
	(354,489)	(295,038)
	26,042	124,004

(i)PagSeguro reversed R$84,294 in June 2020, based on the review of assessment related to the taxation of PIS/COFINS on financial income.
(ii)Refers to the Value-added Tax on Sales and Services (ICMS) due by Net+Phone, related to tax substitution and tax rate differential, applied on sales of POS devices.
(iii)Refers mainly to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS) charged on financial income.
(iv)Refers to the income tax and social contribution payable.
(v)The PagSeguro Group obtained court decisions to deposit the amount related to the payments in escrow for matters discussed in items “i”, “ii” and “iii” above.